Other Non-current Assets	12 Months Ended
Dec. 31, 2021
Text Block Abstract
Other Non-current Assets
10.	OTHER NON-CURRENT ASSETS
Other
non-current
assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Operating lease right-of-use assets	209,339	133,383	20,931
Others	49,365	—	—

	258,704	133,383	20,931